11. SUBSEQUENT EVENTS (Quarterly)	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
11. SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) the Company has analyzed its operations subsequent to December 31, 2013 through to date this report was issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.

NOTE 11 - SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) the Company has analyzed its operations subsequent to March 31, 2014 through to date this report was issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.